Trade and other payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [Abstract]
Domestic suppliers		R$ 176,447	R$ 132,051
Abroad suppliers		106	416
Advances from customers		2,086	5,130
Related parties	[1]	71,054	0
Other accounts payable		16,127	7,763
Total		265,820	145,360
Current		264,728	144,424
Non-current		R$ 1,092	R$ 936

[1]	The outstanding balances Relate to transactions in the ordinary course of business with the Company’s shareholder Twillo Inc. (note 27).